Shareholder Report, Average Annual Return (Details) DFDR_Dimensional VA International Small Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional VA International Small Portfolio – Institutional
Average Annual Return, Percent	27.09%	12.23%	8.18%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net div.)
Average Annual Return, Percent	23.59%	12.74%	7.75%
MSCI World ex USA Small Cap Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index (net div.)
Average Annual Return, Percent	25.75%	9.81%	7.60%